Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Current portion:
- consumables and supplies	6,666	10,265	1,652

Non-current portion:
- processing costs capitalized in donated umbilical cord blood	34,651	39,730	6,396
Total current and non-current inventories	41,317	49,995	8,048